Financial Instruments And Financial Risk Management - Summary Of Quantitative Information About The Group's Currency Risk Exposure Provided To Group Management (Detail) - Currency risk [member]
€ in Thousands, $ in Thousands
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	€ (6,494)		€ (4,653)
EUR | Intercompany Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	0
EUR | Other Financial Assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	0
EUR | Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	0		0
EUR | Intercompany Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	6,494
EUR | Intercompany Loan [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €			4,653
EUR | Trade Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	0		€ 0
EUR | Other Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | €	€ 0
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		$ 36,359		$ 862
USD | Intercompany Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		4,384
USD | Other Financial Assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		33
USD | Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		32,713		961
USD | Intercompany Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		503
USD | Intercompany Loan [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $				0
USD | Trade Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		83		$ 99
USD | Other Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure | $		$ 185